Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions and balances [Abstract]
Schedule of amounts paid to key management or entities providing similar services
		December 31, 2022 $	December 31, 2021 $
Consulting	(1)	103,514	61,899
Data acquisition	(2)	55,150	-
Directors’ fees	(3)	192,604	-
Office and administration		-	13,402
Staff costs		1,607,211	1,151,731
Stock option expense		4,729,503	749,255
Total key management compensation		6,687,982	1,976,287

(1)	- During the year ended December 31, 2022, the Company incurred communications & community engagement consulting fees of $103,514 (2021 - $61,899) according to a contract with Tintina Holdings, Ltd., a company owned and operated by the spouse of the Company’s Executive Chairman.

(2)	- In June 2022, the Company acquired access to the Getty Minerals database pursuant to a purchase agreement with Platoro West Inc., a company owned and operated by the Company’s Executive Chairman (Note 7).

(3)	– Directors’ Fees are included in staff costs on the consolidated statement of loss and other comprehensive income (loss).

Schedule of owing to related parties
		December 31, 2022 $	December 31, 2021 $	January 1, 2021 $
Tintina Holdings, Ltd	Consulting services	12,744	6,893	0
Officers and Board members	Accrued compensation	428,630	-	2,319
		441,374	6,893	2,319